Average Annual Total Returns - Emerging Markets Opportunities	Institutional 1 Year	Institutional 5 Year	Institutional SinceInception		Institutional Inception Date	Institutional After Taxes on Distributions 1 Year	Institutional After Taxes on Distributions 5 Year	Institutional After Taxes on Distributions SinceInception		Institutional After Taxes on Distributions Inception Date	Institutional After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional After Taxes on Distributions and Sale of Fund Shares 5 Year	Institutional After Taxes on Distributions and Sale of Fund Shares SinceInception		Institutional After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I 1 Year	Class I 5 Year	Class I SinceInception		Class I Inception Date	Class II 1 Year	Class II 5 Year	Class II SinceInception		Class II Inception Date	Morgan Stanley Capital International Emerging Markets Index (reflects no deductions for fees or expenses) 1 Year		Morgan Stanley Capital International Emerging Markets Index (reflects no deductions for fees or expenses) 5 Year		Morgan Stanley Capital International Emerging Markets Index (reflects no deductions for fees or expenses) SinceInception		Morgan Stanley Capital International Emerging Markets Index (reflects no deductions for fees or expenses) Inception Date
Total	16.46%	10.60%	6.32%	[1]	Nov. 20, 2012	16.25%	9.89%	5.40%	[1]	Nov. 20, 2012	10.07%	8.33%	4.73%	[1]	Nov. 20, 2012	16.37%	10.48%	6.23%	[1]	Nov. 20, 2012	16.23%	10.34%	6.09%	[1]	Dec. 17, 2013	18.31%	[2]	12.81%	[2]	5.94%	[1],[2]	Nov. 20, 2012	[2]

[1]	The Institutional Class Shares and Class I Shares of the JOHCM Emerging Markets Opportunities Fund commenced operations on November 20, 2012. Class II Shares commenced operations on December 17, 2013. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares, the share class most similar to Class II. The performance of Class II Shares has been adjusted to reflect differences in expenses.
[2]	Index returns shown are net of withholding taxes.